Revenue (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Schedule of summarizes our revenue by category
	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Subscription revenue:
Multi-year subscription term-based licenses	$2,386	$1,299	$7,573	$4,503
1-year subscription term-based licenses	2,656	953	6,205	3,012
Total subscription term-based licenses	5,042	2,252	13,778	7,515
Subscription SaaS	3,286	2,217	8,012	6,923
Support and maintenance	1,099	797	3,110	2,415
Total subscription revenue	9,427	5,266	24,900	16,853
Perpetual licenses	347	54	1,719	1,374
Services and other	1,699	1,453	4,810	5,290
Total	$11,473	$6,773	$31,429	$23,517

	2020	2019
Subscription revenue:
Multi-year subscription term-based licenses	$6,636	$3,886
1-year subscription term-based licenses	4,984	3,217
Total subscription term-based licenses	11,620	7,103
Subscription SaaS	9,173	8,916
Support and maintenance	3,352	2,796
Total subscription revenue	24,145	18,815
Perpetual licenses	2,770	2,946
Services and other	6,814	8,631
Total	$33,729	$30,392

Schedule of summarizes revenue by main geography
	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
US&C	$5,089	$3,536	$15,643	$12,507
LATAM	4,481	2,161	11,800	8,065
EMEA	671	743	1,941	1,902
APAC	1,232	333	2,045	1,043
Total	$11,473	$6,773	$31,429	$23,517

	2020	2019
US&C	$17,385	$15,875
LATAM	11,768	11,198
EMEA	2,857	2,242
APAC	1,719	1,077
Total	$33,729	$30,392

Schedule of summarizes the activity of the deferred contract acquisition costs
	Nine Months Ended September 30, 2021	Year Ended December 31, 2020
Beginning balance	$8,856	$5,607
Capitalization of contract acquisition costs	4,503	4,927
Amortization of deferred contract acquisition costs	(2,136)	(1,790)
Impacts of foreign currency translation	191	112
Ending balance	$11,414	$8,856
Deferred contract acquisition costs, current	$3,241	$3,065
Deferred contract acquisition costs, noncurrent	$8,173	$5,791

	2020	2019
Beginning balance	$5,607	$3,556
Capitalization of contract acquisition costs	4,927	2,970
Amortization of deferred contract acquisition costs	(1,790)	(1,106)
Impacts of foreign currency translation	112	187
Ending balance	$8,856	$5,607

Deferred contract acquisition costs, current	$3,065	$2,394
Deferred contract acquisition costs, noncurrent	$5,791	$3,213